Income Taxes - Schedule of Deferred Tax Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Allowance for credit losses		$ 72
Total deferred tax assets, net		$ 72